COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Kairos Agreement with Prevail Infoworks, Inc.

In August 2024, the Company entered into a master service and technology agreement with Prevail Infoworks, Inc. (“Prevail”), pursuant to which Prevail agreed to provide certain clinical research services to the Company. As part of the agreement, the Company must make an advance payment of $900 to Prevail before they begin their services and, at such time as we notify Prevail to engage their services related to the relevant clinical trial, or six months from the date of the agreement, pay approximately $80 per month during the time Prevail performs clinical research services for the Company’s Phase 2 ENV 105 prostate and Phase 1 ENV 105 lung clinical trials. The agreement with Prevail is subject to cancellation at any time upon 30 days’ written notice to the other party. The Company made the advance payment to Prevail in October 2024 (see Note 8).

Kairos Agreement with PreCheck Health Services, Inc.

On September 20, 2024, the Company entered into a bioassay services agreement (the “Bioassay Services Agreement”) with PreCheck Health Services, Inc., a Florida-based corporation (“PreCheck”). Pursuant to the Bioassay Services Agreement, PreCheck will provide certain biomarker screening services for the Company’s ongoing carotuximab (ENV105) clinical trials in order to assist the Company in identifying lung and prostate cancer patients suitable to the Company’s ongoing Phase 1 clinical trials for lung cancer patients and Phase 2 trials for patients with castrate resistant prostate cancer. In order to identify biomarkers for patient screening and therapy monitoring using carotuximab (ENV105), PreCheck will utilize its SolidTumorCheck+ platform for the somatic gene expression analysis of biopsy tissue samples derived from patients with lung and prostate cancer, as part of the Company’s ongoing clinical trials. In furtherance of these efforts, PreCheck will develop a companion diagnostic to support its identification of such patients with a three gene PCR analysis or other genetic analysis, which diagnostic test will then be developed and submitted to the Food and Drug Administration (“FDA”) for castrate-resistant prostate cancer patients and for lung cancer patients on Tagrisso. In exchange for PreCheck’s services, and according to the terms of the Bioassay Services Agreement, the Company paid $900 to PreCheck as an advance for the future laboratory services to be performed. The payment of $900 is included in vendor advances on the accompanying balance sheet as of September 30, 2024. The term of the agreement is one year from the effective date.

Kairos Agreement with CEO.CA Technologies Ltd.

On September 23, 2024, the Company entered into an advisory and consulting services agreement (the “CEO.CA Agreement”) with CEO.CA Technologies Ltd., a Canadian company (“CEO.CA”), pursuant to which CEO.CA will provide certain internet-based financial information and communications services for a period of one year for a services fee of $250. The service fee is an advance on future services to be performed. The CEO.CA Agreement includes such services as strategic news placement, news releases, interviews, monthly analytics and a video launch. The CEO.CA Agreement contains other customary clauses, including representations and warranties, indemnification clauses and governing law clauses. The payment of $250 is included in vendor advances on the accompanying balance sheet as of September 30, 2024.

Kairos Agreement with Belair Capital Advisors Inc.

On September 23, 2024, the Company entered into a strategic advisory agreement (the “Strategic Advisory Agreement”) with Belair Capital Advisors Inc. (“BCA”). BCA, a venture capital and corporate finance advisory firm, has been a long-term investor and advisor to the Company and frequently works with early-stage pharmaceutical companies. The strategic advisory services consist of corporate strategy, market positioning and long-term growth plans within the pharmaceutical sector, digital marketing and engagement, market research analysis and business development assistance, among other things. During the one-year term of the Strategic Advisory Agreement, in exchange for its services, the Company will pay BCA a $365 fee and will issue BCA 50,000 RSUs, which will vest at the end of six months following the date of issuance. The payment of $365 is included in vendor advances on the accompanying balance sheet as of September 30, 2024.

The Company valued the 50,000 shares of common stock at $100 based on the Company’s closing stock price on the effective date of the agreement. The fair value will be amortized over the one-year term of the agreement (see Note 6). During the three and nine months ended September 30, 2024, a total of $4 was recorded for the fair value of the RSU’s that vested during the period.

Kairos Exclusive License Agreements with Cedars-Sinai Medical Center (Cedars)

The Company has entered into four Exclusive License Agreements with Cedars which grants the Company licensing rights with respect to certain patent rights owned by Cedars as follows:

1.	Methods of use of compounds that bind to RelA of NFkB;
2.	Composition and methods for treating fibrosis;
3.	Compositions and methods for treating cancer and autoimmune diseases; and
4.	Method of generating activated T cells for cancer therapy.

For each of the exclusive license agreement in items 1, 2 and 3, the Company was required to pay an initial license fee of $5, reimburse Cedars for patent protection costs ranging from approximately $9 to $61, pay an annual maintenance fee of $10, and pay royalties based on 3.75% of net sales and pay other non-royalty sublicense fees ranging from 5% to 35% of sales of products. In addition, for items 1, 2 and 3, the Company is required to pay Cedars based on the following milestones:

●	$150 upon the successful completing of Phase I clinical trial;
●	$250 (for items 1 and 2) and $500,000 (for item 3) upon the successful completing of Phase II clinical trial for a product and receipt of FDA) approval for a Phase III clinical trial;
●	$1,500 upon receipt of FDA approval of a new drug application or equivalent foreign regulatory approval in a non-United States major commercial market; and
●	$250 upon cumulative net sales exceeding $5,000.

For the exclusive license agreement listed in item 4, the Company is required to pay an initial license fee of $50 upon raising $500 in capital, pay an annual maintenance fee of $10, pay royalties based on 4.25% of patent product sales and 0.5% of other sales and pay other non-royalty sublicense fees ranging from 5% to 35%. In addition, the Company is required to pay Cedars based on the following milestones:

●	$150 upon the successful completing of Phase I clinical trial;
●	$250 upon the successful completing of Phase II clinical trial and receipt of FDA or equivalent regulatory agency in another jurisdiction approval for a Phase III clinical trial;
●	$1,500 upon receipt of FDA approval of a new drug application; and
●	$2,500 upon cumulative net sales exceeding $50,000.

Enviro Therapeutics

On June 2, 2021, the Company’s wholly owned subsidiary, Enviro Therapeutics, Inc. (Enviro), entered into two Exclusive License Agreements with Cedars, which granted Enviro exclusive licensing rights (which include the right to sublicense) with respect to certain patent rights owned by Cedars, as follows:

●	an Exclusive License Agreement (the “Enviro-Cedars License Agreement (Mitochondrial DNA)”) for Enviro to develop, manufacture, use and sell products utilized or derived from patent rights worldwide related to the “Compositions and Methods for Treating Diseases and Conditions by Depletion of Mitochondrial DNA from Circulation and for Detection of Mitochondrial DNA” invented by Dr. Neil Bhowmick and others; and

●	an Exclusive License Agreement, (the “Enviro-Cedars License Agreement (Endoglin Antagonism)” and, collectively with the Enviro-Cedars License Agreement (Mitochondrial DNA), the “Enviro-Cedars License Agreements”) for Enviro to develop, manufacture, use and sell products utilized or derived from the patent rights and technical information worldwide related to the “Sensitization of Tumors to Therapies Through Endoglin Antagonism” invented by Dr. Neil Bhowmick and others.

In exchange for each of the licenses, Enviro is required to pay an upfront license fee in the mid four-figures and low-five figures, respectively. Enviro is also required to reimburse Cedars for the costs in the mid-to-high six figures incurred in the prosecution of the patent rights subject to the Enviro-Cedars License Agreements prior to the date of execution of such agreements, and certain costs and fees then outstanding aggregating in the low-six figures owed by Kairos pursuant to the Kairos-Cedars License Agreements. Pursuant to the Enviro-Cedars License Agreements, Cedars shall also receive royalty payments of a mid-single-digit percentage of net sales of products associated with the licensed patent right and less than one percent of net sales of other products derived from Cedars’ technical information, with a minimum annual royalty fee in the low five-digits due beginning on the third anniversary of the effective date of the Enviro-Cedars License Agreements. To the extent Enviro derives non-royalty sublicensing revenues, a high single-digit to low double-digit percentage of such revenues would be due and payable to Cedars, with the actual percentage of such revenues dependent on the stage of FDA authorization at the time the sublicense revenue is generated.

Enviro is also required to pay Cedars in connection with achieving the following Payment Milestones relating to products derived from the patent rights: successful completion of a Phase I clinical trial; successful completion of a Phase II clinical trial, receipt of FDA approval, and approval for a Phase III clinical trial; FDA approval of an NDA or BLA; cumulative net sales exceeding $50,000; and cumulative net sales exceeding $100,000. If all of these payment milestones are met among both of the Enviro-Cedars License Agreements, the required milestone payments would total in the mid-to-high seven-figures.

Pursuant to the Enviro-Cedars License Agreements, Enviro is obligated to meet the following Commercialization Milestones. Pursuant to the Enviro-Cedars License Agreement (Endoglin Antagonism), Enviro is obligated to (1) obtain an IND for a patent product within 1 year of the effective date of the agreement, (2) commence a Phase II trial within 2 years of the effective date of the agreement, and (3) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. Pursuant to the Enviro-Cedars License Agreement (Mitochondrial DNA), Enviro is obligated to (1) complete preclinical studies of a patent product within 2 years of the effective date of the agreement, (2) complete toxicology studies within 2.5 years of the effective date of the agreement, (3) obtain IND within 3 years of the effective date of the agreement, (4) begin a Phase I trial within 4 years of the effective date of the agreement, and (5) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. If the Commercialization Milestones are not met or extended, Cedars may convert the exclusive licenses into non-exclusive licenses or to a co-exclusive licenses or terminate the licenses.

The Enviro-Cedars License Agreements will, unless sooner terminated, continue in effect on a country-by-country basis until the last of the patents covering the patent rights or future patent rights expires. Under the terms of the Enviro-Cedars License Agreements, unless waived by Cedars, the agreements would automatically terminate: (a) if Enviro ceases, dissolves or winds up its business operations; (b) if performance by either party jeopardizes the licensure, accreditation or tax exempt status of Cedars or the agreement is deemed illegal by a governmental body; (c) within 30 days for non-payment of royalties or if Enviro fails to undertake commercially reasonable efforts to exploit the patent rights or future patent rights; (d) within 60 days of Cedars’ failure to cure any breach or default of a material obligation under the agreements; (e) within 90 days of Enviro’s failure to cure any breach or default of a material obligation under the agreements; or (f) upon mutual written agreement of the parties.

On March 7, 2024, the Company and Enviro entered into a conversion agreement with Cedars pursuant to which Cedars agreed to convert $750 of the $948 owed to it, at a conversion rate of $2.40 per share, or 60% of the IPO price. As a result, the Company issued a total of 312,500 shares of common stock to Cedars.

License Agreement with Tracon Pharmaceutical, Inc.

On May 21, 2021, Enviro entered into a License Agreement with Tracon Pharmaceutical, Inc. (“Tracon”). Pursuant to the Tracon License Agreement, Tracon granted Enviro access to inactive IND filings for “TRC105” in the United States; ownership of “TRC105” stored vials of drug product manufactured to GMP standards stored at Fisher Clinical or their designee; and assignment of Tracon’s patent rights to its “CD105 technologies” (all as defined or described in the Tracon License Agreement).

Pursuant to the Tracon License Agreement, Enviro paid Tracon an upfront fee of $100, and will pay Tracon an additional $500 upon its or its successor’s completion of one or more financings through the sale of equity (or debt convertible to equity) in an amount of $10,000, and an additional $500 within 10 days of its or its successor’s completion of one or more financings through the sale of equity (or debt convertible into equity) in an amount of $22,000 (the payment of the $100 and the two payments of $500 are referred to in the aggregate as the “Cash Consideration”). In addition, Enviro will pay Tracon a royalty of 3% of net sales on a country-by-country basis of the products subject to the Tracon License Agreement, and non-royalty payments of 3% of sublicensing fees.

Enviro issued Tracon equity ownership in Enviro equal to a number of shares of restricted common stock of Enviro equal to seven percent (7%) on a fully-diluted and converted basis of all common and preferred shares of Enviro (the “Tracon-Enviro Equity”). In connection with the Enviro-Kairos Share Exchange, the parties agreed that Tracon would receive, in exchange for its Enviro common stock, 420,000 restricted shares of Kairos Common Stock (which is equal to 1.41229% of the issued and outstanding shares of Kairos on a fully-diluted and converted basis) as the Tracon-Enviro Equity. Until such time as Tracon has received all of the Cash Consideration (as defined in the Tracon License Agreement), Enviro or its successor in interest, will issue to Tracon, without further consideration, any additional shares of common stock of Enviro, or such successor in interest, necessary so that Tracon maintains ownership of shares of Enviro, or such successor in interest, equal to the Tracon-Enviro Equity on a fully-diluted and converted basis of all stock in Enviro (or its successor). Notwithstanding the foregoing, if Tracon receives the full Cash Consideration within six (6) months of the effective date of the Tracon License Agreement, then Tracon will automatically return to Enviro (or any successor entity, if applicable) a number of restricted shares of the common stock of Enviro (or its successor) such that upon such return of shares Tracon will possess an amount of shares in Enviro (or its successor) equal to two percent (2%) on a fully-diluted and converted basis relative to the other Enviro shareholders who exchanged their shares in the Enviro-Kairos Share Exchange. The returned portion of the Tracon-Enviro Equity will automatically be terminated, cancelled and of no further force and effect.

Agreement with former Chief Financial Officer

The Company has an agreement with its former Chief Financial Officer that requires the Company to pay $50 upon the completion of raising more than $850 in debt or equity financing. No amount was owed at December 31, 2023 and $50 was owed as of September 30, 2024 and is included in Accounts payable and accrued expenses as of that date.

NOTE 9 – COMMITMENTS

Kairos Exclusive License Agreements with Cedars-Sinai Medical Center (Cedars)

The Company has entered into four Exclusive License Agreements with Cedars which grants the Company licensing rights with respect to certain patent rights owned by Cedars as follows:

1.	Methods of use of compounds that bind to RelA of NFkB;
2.	Composition and methods for treating fibrosis;
3.	Compositions and methods for treating cancer and autoimmune diseases; and
4.	Method of generating activated T cells for cancer therapy.

For each of the exclusive license agreement in items 1, 2 and 3, the Company was required to pay an initial license fee of $5, reimburse Cedars for patent protection costs ranging from approximately $9 to $61, pay an annual maintenance fee of $10, and pay royalties based on 3.75% of net sales and pay other non-royalty sublicense fees ranging from 5% to 35% of sales of products. In addition, for items 1, 2 and 3, the Company is required to pay Cedars based on the following milestones:

●	$150 upon the successful completing of Phase I clinical trial;
●	$250 (for items 1 and 2) and $500,000 (for item 3) upon the successful completing of Phase II clinical trial for a product and receipt of Food and Drug Administration (“FDA”) approval for a Phase III clinical trial;
●	$1,500 upon receipt of FDA approval of a new drug application or equivalent foreign regulatory approval in a non-United States major commercial market; and
●	$250 upon cumulative net sales exceeding $5,000.

For exclusive license agreement in item 4, the Company is required to pay an initial license fee of $50 upon the raising of $500 in capital, pay an annual maintenance fee of $10, pay royalties based on 4.25% of patent product sales and 0.5% of other sales and pay other non-royalty sublicense fees ranging from 5% to 35%. In addition, the Company is required to pay Cedars based on the following milestones:

●	$150 upon the successful completing of Phase I clinical trial;
●	$250 upon the successful completing of Phase II clinical trial and receipt of Food and Drug Administration (“FDA”) or equivalent regulatory agency in another jurisdiction approval for a Phase III clinical trial;
●	$1,500 upon receipt of FDA approval of a new drug application; and
●	$2,500 upon cumulative net sales exceeding $50,000.

Enviro Therapeutics

On June 2, 2021, the Company’s wholly owned subsidiary, Enviro Therapeutics, Inc. (Enviro), entered into two Exclusive License Agreements with Cedars, which granted Enviro exclusive licensing rights (which include the right to sublicense) with respect to certain patent rights owned by Cedars, as follows:

●	an Exclusive License Agreement (the “Enviro-Cedars License Agreement (Mitochondrial DNA)”) for Enviro to develop, manufacture, use and sell products utilized or derived from patent rights worldwide related to the “Compositions and Methods for Treating Diseases and Conditions by Depletion of Mitochondrial DNA from Circulation and for Detection of Mitochondrial DNA” invented by Dr. Neil Bhowmick and others; and

●	an Exclusive License Agreement, (the “Enviro-Cedars License Agreement (Endoglin Antagonism)” and, collectively with the Enviro-Cedars License Agreement (Mitochondrial DNA), the “Enviro-Cedars License Agreements”) for Enviro to develop, manufacture, use and sell products utilized or derived from the patent rights and technical information worldwide related to the “Sensitization of Tumors to Therapies Through Endoglin Antagonism” invented by Dr. Neil Bhowmick and others.

In exchange for each of the licenses, Enviro is required to pay an upfront license fee in the mid four-figures and low-five figures, respectively. Enviro is also required to reimburse Cedars for the costs in the mid-to-high six figures incurred in the prosecution of the patent rights subject to the Enviro-Cedars License Agreements prior to the date of execution of such agreements, and certain costs and fees then outstanding aggregating in the low-six figures owed by Kairos pursuant to the Kairos-Cedars License Agreements. Pursuant to the Enviro-Cedars License Agreements, Cedars shall also receive royalty payments of a mid-single-digit percentage of net sales of products associated with the licensed patent right and less than one percent of net sales of other products derived from Cedars’ technical information, with a minimum annual royalty fee in the low five-digits due beginning on the third anniversary of the effective date of the Enviro-Cedars License Agreements. To the extent Enviro derives non-royalty sublicensing revenues, a high single-digit to low double-digit percentage of such revenues would be due and payable to Cedars, with the actual percentage of such revenues dependent on the stage of FDA authorization at the time the sublicense revenue is generated.

Enviro is also required to pay Cedars in connection with achieving the following Payment Milestones relating to products derived from the patent rights: successful completion of a Phase I clinical trial; successful completion of a Phase II clinical trial, receipt of FDA approval, and approval for a Phase III clinical trial; FDA approval of an NDA or BLA; cumulative net sales exceeding $50,000; and cumulative net sales exceeding $100,000. If all of these payment milestones are met among both of the Enviro-Cedars License Agreements, the required milestone payments would total in the mid-to-high seven-figures.

Pursuant to the Enviro-Cedars License Agreements, Enviro is obligated to meet the following Commercialization Milestones. Pursuant to the Enviro-Cedars License Agreement (Endoglin Antagonism), Enviro is obligated to (1) obtain an IND for a patent product within 1 year of the effective date of the agreement, (2) commence a Phase II trial within 2 years of the effective date of the agreement, and (3) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within 7 years of the effective date of the agreement. Pursuant to the Enviro-Cedars License Agreement (Mitochondrial DNA), Enviro is obligated to (1) complete preclinical studies of a patent product within 2 years of the effective date of the agreement, (2) complete toxicology studies within 2.5 years of the effective date of the agreement, (3) obtain IND within 3 years of the effective date of the agreement, (4) begin a Phase I trial within 4 years of the effective date of the agreement, and (5) submit an NDA or BLA to the FDA or equivalent regulatory agency in another jurisdiction within years of the effective date of the agreement. If the Commercialization Milestones are not met or extended, Cedars may convert the exclusive licenses into non-exclusive licenses or to a co-exclusive licenses or terminate the licenses.

The Enviro-Cedars License Agreements will, unless sooner terminated, continue in effect on a country-by-country basis until the last of the patents covering the patent rights or future patent rights expires. Under the terms of the Enviro-Cedars License Agreements, unless waived by Cedars, the agreements would automatically terminate: (a) if Enviro ceases, dissolves or winds up its business operations; (b) if performance by either party jeopardizes the licensure, accreditation or tax exempt status of Cedars or the agreement is deemed illegal by a governmental body; (c) within 30 days for non-payment of royalties or if Enviro fails to undertake commercially reasonable efforts to exploit the patent rights or future patent rights; (d) within 60 days of Cedars’ failure to cure any breach or default of a material obligation under the agreements; (e) within 90 days of Enviro’s failure to cure any breach or default of a material obligation under the agreements; or (f) upon mutual written agreement of the parties.

License Agreement with Tracon Pharmaceutical, Inc.

On May 21, 2021, Enviro entered into a License Agreement with Tracon Pharmaceutical, Inc. (“Tracon”). Pursuant to the Tracon License Agreement, Tracon granted Enviro access to inactive IND filings for “TRC105” in the United States; ownership of “TRC105” stored vials of drug product manufactured to GMP standards stored at Fisher Clinical or their designee; and assignment of Tracon’s patent rights to its “CD105 technologies” (all as defined or described in the Tracon License Agreement).

Pursuant to the Tracon License Agreement, Enviro paid Tracon an upfront fee of $100, and will pay Tracon an additional $500 upon its or its successor’s completion of one or more financings through the sale of equity (or debt convertible to equity) in an amount of $10,000, and an additional $500 within 10 days of its or its successor’s completion of one or more financings through the sale of equity (or debt convertible to equity) in an amount of $22,000 (the payment of the $100 and the two payments of $500 are referred to in the aggregate as the “Cash Consideration”). In addition, Enviro will pay Tracon a royalty of 3% of net sales on a country-by-country basis of the products subject to the Tracon License Agreement, and non-royalty payments of 3% of sublicensing fees.

Enviro issued Tracon equity ownership in Enviro equal to a number of shares of restricted common stock of Enviro equal to seven percent (7%) on a fully-diluted and converted basis of all common and preferred shares of Enviro (the “Tracon-Enviro Equity”). In connection with the Enviro-Kairos Share Exchange, the parties agreed that Tracon would receive, in exchange for its Enviro common stock, 420,000 restricted shares of Kairos Common Stock (which is equal to 1.41229% of the issued and outstanding shares of Kairos on a fully-diluted and converted basis) as the Tracon-Enviro Equity. Until such time as Tracon has received all of the Cash Consideration (as defined in the Tracon License Agreement), Enviro or its successor in interest, will issue to Tracon, without further consideration, any additional shares of common stock of Enviro, or such successor in interest, necessary so that Tracon maintains ownership of shares of Enviro, or such successor in interest, equal to the Tracon-Enviro Equity on a fully-diluted and converted basis of all stock in Enviro (or its successor). Notwithstanding the foregoing, if Tracon receives the full Cash Consideration within six (6) months of the effective date of the Tracon License Agreement, then Tracon will automatically return to Enviro (or any successor entity, if applicable) a number of restricted shares of the common stock of Enviro (or its successor) such that upon such return of shares Tracon will possess an amount of shares in Enviro (or its successor) equal to two percent (2%) on a fully-diluted and converted basis relative to the other Enviro shareholders who exchanged their shares in the Enviro-Kairos Share Exchange. The returned portion of the Tracon-Enviro Equity will automatically be terminated, cancelled and of no further force and effect.

Agreement with former Chief Financial Officer

The Company has an agreement with its former Chief Financial Officer that requires the Company to pay $50 upon the completion of raising more than $850 in debt or equity financing. No amount was owed at December 31, 2022 and 2023.